Equity Transaction with Non-controlling Interests - Additional Information (Detail) shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021 TWD ($) shares	Dec. 31, 2022 TWD ($) ¥ / shares	Dec. 31, 2021 TWD ($) ¥ / shares shares	Dec. 31, 2021 TWD ($) $ / shares shares	Dec. 31, 2023 TWD ($)	Sep. 30, 2022 TWD ($) shares	Dec. 01, 2021 TWD ($)	Sep. 30, 2021 TWD ($) shares
USI Enterprise Limited ("USIE") [member]
Increase (decrease) in capital surplus | $	$ 2,093,787		$ 2,093,787	$ 2,093,787			$ 47,171
Number of shares approved for repurchase | shares	9,137		9,137	9,137
Shares repurchase price per share | $ / shares				$ 17.2
USI Enterprise Limited ("USIE") [member] | Bottom of range [member]
Percentage of increase in shareholdings	95.85%
USI Enterprise Limited ("USIE") [member] | Top of range [member]
Percentage of increase in shareholdings	100.00%
USISH [Member]
Increase (decrease) in capital surplus | $		$ 211,184			$ 436,927	$ 8,963		$ 11,277
Number of shares approved for repurchase | shares						9,356		16,042
USISH [Member] | Bottom of range [member]
Shares repurchase price per share | ¥ / shares		$ 11.15	$ 13.86
USISH [Member] | Top of range [member]
Shares repurchase price per share | ¥ / shares		$ 14.38	$ 14.95